Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Loss	$ (2,900)	$ (11,255)
Adjustments to reconcile loss to net cash provided by (used in) operating activities:
Depreciation and amortization	23	26
Financing expenses, net	69	9,894
Theoretical wages to an interested party	26	28
Share-based compensation expense	284	467
Adjustments to profit or loss items	402	10,415
Changes in assets and liabilities:
Decrease in prepaid expenses and other accounts receivable	247	79
Increase (decrease) in trade payables	(228)	104
Increase (decrease) in accounts payable	(393)	55
Changes in assets and liabilities	(374)	238
Net cash provided by (used in) operating activities	(2,872)	(602)
Cash flows from investing activities:
Net cash provided by (used in) investing activities
Cash flows from financing activities:
Issue of share capital and warrants (net of issuance costs)	1,350
Proceeds of exercise of warrants	16
Receipt of a loan from interested parties		278
Net cash provided by financing activities	1,366	278
Exchange rate differences on balances of cash, cash equivalents and restricted cash	15	(27)
Decrease in cash and cash equivalents	(1,491)	(351)
Cash and cash equivalents at the beginning of the period	2,201	650
Cash and cash equivalents at the end of the period	710	299
Supplemental disclosure of non-cash activities:
Deemed dividend	2,688
Conversion of shareholder loan into equity		$ 4,401